RELATED PARTY TRANSACTIONS (Details 1) - Hunter Dickinson Services Inc. - CAD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Statement [Line Items]
Services received from HDSI and as requested by the Company	$ 1,977,000	$ 1,278,000	$ 993,000
Information technology - infrastructure and support service	84,000	62,000	60,000
Office rent	53,000	45,000	41,000
Exploration expenses and related reimbursement of third-party expenses incurred by HDSI on behalf of the Company	271,000	329,000	193,000
Total	$ 2,385,000	$ 1,714,000	$ 1,287,000